UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23127)

GoodHaven Funds Trust
(Exact name of registrant as specified in charter)

4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Address of principal executive offices) (Zip code)

Larry Pitkowsky
4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 626-914-7363

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2019 (Unaudited)

Shares	COMMON STOCKS - 79.5%	Value
	Air Transportation - 8.4%
136,000	American Airlines Group Inc.	$4,845,680
60,000	Delta Air Lines, Inc.	2,974,800
		7,820,480

	Asset Management - 1.5%
33,000	Oaktree Capital Group, LLC	1,398,210

	Computer Hardware - 3.2%
150,400	HP Inc.	2,967,392

	Computer Software - 6.7%
5,610	Alphabet Inc. - Class C [1]	6,282,751

	Consumer Products - 4.5%
78,475	Spectrum Brands Holdings, Inc.	4,250,991

	Diversified Holding Companies - 6.3%
29,400	Berkshire Hathaway Inc. - Class B [1]	5,918,220

	Financial Services - 3.5%
111,143	Federated Investors, Inc. - Class B	3,306,504

	Financials - 6.8%
312,512	Jefferies Financial Group Inc.	6,334,618

	Flooring - 3.1%
21,000	Mohawk Industries Inc.[1]	2,858,520

	General Building Materials - 1.9%
129,400	Builders FirstSource, Inc.[1]	1,802,542

	Home Builder - 1.7%
40,946	Lennar Corporation - Class B	1,575,193

	Industrial Supplies - 2.7%
122,805	Systemax Inc.	2,488,029

	Marine Services & Equipment - 2.5%
174,455	Stolt-Nielsen Ltd.	2,348,725

	Metals & Mining - 7.9%
584,650	Barrick Gold Corp.	7,389,976

	Oil & Gas Exploration & Production - 11.6%
1,428,100	Birchcliff Energy Ltd.	3,917,657
36,445	Hess Midstream Partners LP	833,861
490,046	WPX Energy, Inc.[1]	6,047,168
		10,798,686

	Property/Casualty Insurance - 1.7%
2,400	Alleghany Corp.	1,543,104

	Real Estate - 1.0%
30,000	STORE Capital Corp. - REIT	974,100

	Retail - 1.3%
50,000	Macy's Inc.	1,239,500

	Telecommunications - 3.2%
52,000	Verizon Communications Inc.			2,959,840

	TOTAL COMMON STOCKS
	(Cost $56,446,505)			74,257,381

	PREFERRED STOCKS - 1.3%
	Government Agency - 1.3%
7,750	Federal National Mortgage Association, Series E, 5.100% [1,2]			122,062
19,980	Federal National Mortgage Association, Series R, 7.625% [1,2]			172,028
27,846	Federal National Mortgage Association, Series S, 8.250% [1,2,3]			269,549
71,981	Federal National Mortgage Association, Series T, 8.250% [1,2]			636,312
				1,199,951

	TOTAL PREFERRED STOCKS
	(Cost $1,077,942)			1,199,951

Principal Amount	U.S. GOVERNMENT SECURITIES - 17.6%
	United States Treasury Bills - 17.6%
$5,000,000	2.355% due 3/21/2019 [4]			4,993,497
2,000,000	2.367% due 4/4/2019 [4]			1,995,562
4,000,000	2.440% due 5/2/2019 [4]			3,983,553
3,500,000	2.406% due 7/5/2019 [4]			3,470,631
2,000,000	2.443% due 8/15/2019 [4]			1,977,501
				16,420,744

	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $16,420,901)			16,420,744

	MISCELLANOUS SECURITIES - 0.3%[1,5]	Notional Value
	TOTAL MISCELLANOUS SECURITIES
	(Cost $656,941)	$79,240	[6]	324,550

	Total Investments
	(Cost $74,602,289) - 98.7%			92,202,626
	Cash and Other Assets in Excess of Liabilities - 1.3%			1,232,346
	TOTAL NET ASSETS - 100.0%			$93,434,972

REIT -	Real Estate Investment Trust

[1]	Non-income producing security.
[2]	Perpetual maturity.
[3]	Variable rate dividend; rate shown is rate of last dividend.
[4]	Coupon represents the yield to maturity from the purchase price.
[5]	Represents previously undisclosed securities which the Fund has held for less than one year.
[6]	Value represented related to derivatives only.

GoodHaven Fund
Summary of Fair Value Exposure at February 28, 2019 (Unaudited)

The GoodHaven Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2019. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$74,257,381	$–	$–	$74,257,381
Preferred Stocks	1,199,951	–	–	1,199,951
U.S. Government Securities	–	16,420,744	–	16,420,744
Miscelleneous Securities	297,150	27,400	–	324,550
Total Investments	$75,754,482	$16,448,144	$–	$92,202,626

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GoodHaven Funds Trust

By (Signature and Title) /s/ Larry Pitkowsky
                                        Larry Pitkowsky
                                        Principal Executive Officer and Principal Financial and Accounting Officer

Date  April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title* Larry Pitkowsky
                                         Larry Pitkowsky
                                         Principal Executive Officer and Principal Financial and Accounting Officer

Date   April 26, 2019

* Print the name and title of each signing officer under his or her signature.